Leases (Details) - Schedule of carrying amounts of right-of-use assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying amounts of right-of-use assets [Abstract]
Beginning balance		$ 339,770
Depreciation expense (note 8)	$ (84,884)	(85,117)
Ending balance	$ 169,769	$ 254,653